Securities	6 Months Ended
Apr. 30, 2022
Text block [abstract]
Securities
Note 5.    Securities
Securities

$ millions, as at	2022 Apr. 30	2021 Oct. 31
	Carrying amount
Debt securities measured at FVOCI	$56,343	$53,161
Equity securities designated at FVOCI	913	836
Securities measured at amortized cost (1)	47,064	35,159
Securities mandatorily measured and designated at FVTPL	67,953	72,245
	$172,273	$161,401
(1)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2021: a realized gain of less than $1 million).
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at					2022 Apr. 30					2021 Oct. 31
	Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$11,903		$13	$(7)	$11,909	$8,310		$31	$ (1)	$8,340
Other Canadian governments	18,338		54	(47)	18,345	14,007		182	–	14,189
U.S. Treasury and agencies	11,722		6	(352)	11,376	14,157		23	(53)	14,127
Other foreign governments	6,465		23	(19)	6,469	6,750		30	(5)	6,775
Mortgage-backed securities	1,310		1	(11)	1,300	1,516		29	–	1,545
Asset-backed securities	582		–	(7)	575	354		–	(2)	352
Corporate debt	6,390		3	(24)	6,369	7,820		15	(2)	7,833
	56,710		100	(467)	56,343	52,914		310	(63)	53,161
Corporate public equity (2)	48		32	–	80	67		60	(1)	126
Corporate private equity	738		126	(31)	833	663		84	(37)	710
	786		158	(31)	913	730		144	(38)	836
	$57,496		$258	$(498)	$57,256	$53,644		$454	$ (101)	$53,997
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $22 million (October 31, 2021: $19 million).
(2)	Includes restricted stock.
The fair value of equity securities designated at FVOCI that were disposed of during the three months ended April 30, 2022 was $26 million ($38 million and nil for the three months ended January 31, 2022 and April 30, 2021, respectively) and $64 million for the six months ended April 30, 2022 (April 30, 2021: $7 million).
Net realized cumulative after-tax gains resulting from dispositions of equity securities designated at FVOCI and return on capital distributions from limited partnerships designated at FVOCI of $15 million were reclassified from AOCI to retained earnings for the three months ended April 30, 2022 ($22 million and $1 million for the three months ended January 31, 2022 and April 30, 2021, respectively) and $37 million for the six months ended April 30, 2022 (April 30, 2021: $4 million).
Dividend income recognized on equity securities designated at FVOCI that were still held as at April 30, 2022 was $4 million ($3 million and $1 million for the three months ended January 31, 2022 and April 30, 2021, respectively) and $7 million for the six months ended April 30, 2022 (April 30, 2021: $2 million). Dividend income recognized on equity securities designated at FVOCI that were disposed of as at April 30, 2022 was nil (nil and nil for the three months ended January 31, 2022 and April 30, 2021, respectively) and nil for the six months ended April 30, 2022 (April 30, 2021: nil).

Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
2022	Debt securities measured at FVOCI

Apr. 30	Balance at beginning of period	$4	$19	$–	$23
	Provision for (reversal of) credit losses (1)	–	(1)	–	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$4	$18	$–	$22
2022	Debt securities measured at FVOCI
Jan. 31	Balance at beginning of period	$4	$15	$–	$19
	Provision for (reversal of) credit losses (1)	–	3	–	3
	Write-offs	–	–	–	–
	Foreign exchange and other	–	1	–	1
	Balance at end of period	$4	$19	$–	$23
2021	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$17	$3	$–	$20
	Provision for (reversal of) credit losses (1)	(2)	1	–	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of period	$14	$4	$–	$18

$ millions, as at or for the six months ended
2022	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$4	$15	$–	$19
	Provision for (reversal of) credit losses (1)	–	2	–	2
	Write-offs	–	–	–	–
	Foreign exchange and other	–	1	–	1
	Balance at end of period	$4	$18	$–	$22
2021	Debt securities measured at FVOCI
Apr. 30	Balance at beginning of period	$18	$4	$–	$22
	Provision for (reversal of) credit losses (1)	(3)	–	–	(3)
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of period	$14	$4	$–	$18
(1)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.